SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12—SUBSEQUENT EVENTS

Securities Purchase Agreement and Bridge Loan

On June 28, 2019, the Company entered into a senior secured convertible note (“July Bridge Loan”) agreements with certain of the investors to advance up-to $2.5 million of the $25.0 million at an original issue discount of $375,000. The July Bridge Loan is securitized against the intellectual property of the Company. If the proposed Merger is completed, immediately prior to the Effective Time, the Company will offset $2.875 million from the remaining amount to be received from the investors under the Financing SPA and the July Bridge Loan will be deemed to have been repaid and cancelled. If the proposed Merger is not completed, the Company may be required to pay the note holders $2.875 million. The amounts borrowed under the July Bridge Loan were not received by the Company until July 2019, therefore, the amounts borrowed are not reflected in the balance sheet as of June 30, 2019.

Propared Merger

On September 27, 2019, Histogenics completed its business combination with the Delaware corporation that was previously known as Ocugen in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated as of April 5, 2019, by and among Histogenics, Ocugen, a Delaware corporation, and Restore Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Histogenics (“Merger Sub”), as amended (the “Merger Agreement”), pursuant to which Merger Sub merged with and into Ocugen, with Ocugen surviving as a wholly owned subsidiary of Histogenics (the “Merger”). Immediately after completion of the Merger, Histogenics changed its name to “Ocugen, Inc.” and the business conducted by Histogenics became the business conducted by “Ocugen, Inc.”.

Immediately prior to the Merger, Ocugen issued 4,574,272 common shares to the investors (Initial Share) deposited 4,574,272 common shares into escrow (Additional Shares) on behalf of the investors. Subsequent to the Merger, on October 4, 2019 and pursuant to Securities Purchase Agreement. “Ocugen, Inc.” issued the Series A Warrants representing the right to acquire shares of “Ocugen, Inc.” common stock (“Common Shares”) up to the amount issuable in exchange for 200% of the converted Initial Shares plus the converted Additional Shares, additional Series B warrants to purchase Common Shares, and Series C warrants to purchase 50 million Common Shares.

On May 8, 2019, Histogenics entered into an asset purchase agreement with Medavate Corp., a Colorado corporation (the “Asset Purchase Agreement”), pursuant to which Histogenics agreed to sell substantially all of its assets relating to its NeoCart program, including, without limitation, intellectual property, business and license agreements and clinical trial data (the “Assets”) in return for a cash payment of $6.5 million. The closing of the sale of the Assets was subject to and conditioned upon the consummation of the Merger. “Ocugen, Inc.” is currently negotiating the terms of the Asset Purchase Agreement with Medavate Corp. and have extended the completion date of the Asset Purchase Agreement.

Collaboration Agreement

On September 27, 2019, “Ocugen, Inc.” entered into a co-development and commercialization agreement (the “Agreement”) with CanSino Biologics Inc. (“CanSinoBio”) with respect to the development and commercialization of the gene therapy product candidate, OCU400, for the treatment of NR2E3 Mutation-Associated Retinal Degeneration, Leber Congenital Amaurosis, Bardet-Biedl Syndrome and Rhodopsin Mutation-Associated Retinal degeneration.

CanSinoBIO will be solely responsible for all costs and expenses of its development activities in the CanSinoBIO territory (Greater China, Hong Kong, Macao, and Taiwan), which , among other activities include CMC development and manufacture of clinical supplies of OCU400, and “Ocugen, Inc.” will be responsible for all of the costs and expenses of its development activities in “Ocugen, Inc.” territory (outside of CabSonaBio territory). CanSinoBIO will pay to “Ocugen, Inc.” an annual royalty between mid to high single digits based on net sales of products in the CanSinoBIO territory, and “Ocugen, Inc.” will pay to CanSinoBIO an annual royalty between low to mid-single digits based on net sales of products in “Ocugen, Inc.” territory.

Unless terminated earlier, the Agreement will continue in force on a country-by-country and product-by-product basis until the later of (a) the expiration of the last valid claim of patent rights of “Ocugen, Inc.” covering such product and (b) the tenth (10th) anniversary of the first commercial sale of such product in such country. The Agreement will also terminate upon the termination of the Exclusive License Agreement (the “SERI Agreement”), dated December 19, 2017,between “Ocugen, Inc.” and Schepens Eye Research Institute, Inc.(“SERI”). The Agreement may be terminated by either party in its entirety upon (a) a material breach of the Agreement by the other party,(b) a challenge by the other party or any of its affiliates of any intellectual property controlled by the terminating party or (c) bankruptcy or insolvency of the other party.

Management has evaluated subsequent events through October 7, 2019, the date the financial statements were available to be issued. Adjustments or additional disclosures, if any, have been included in these financial statements.